CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value (in dollars per share)	$ 0.0008	$ 0.0008
Common stock, shares issued	38,906,742	38,906,742
Common stock, shares outstanding	38,906,742	38,906,742